Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 209	$ 233
Recorded Investment, Total	451	484
Unpaid Principal Balance, Total	449	483
Average recorded investment, Total	468	489
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	51	24
With no related allowance recorded, Unpaid Principal Balance	51	24
Related Allowance, Total	17	13
With no related allowance recorded, Average recorded investment	49	22
With an allowance recorded, Recorded Investment	52	33
With an allowance recorded, Unpaid Principal Balance	50	32
With an allowance recorded, Average recorded investment	50	34
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	80	91
With no related allowance recorded, Unpaid Principal Balance	80	91
Related Allowance, Total	185	212
With no related allowance recorded, Average recorded investment	81	95
With an allowance recorded, Recorded Investment	259	311
With an allowance recorded, Unpaid Principal Balance	259	311
With an allowance recorded, Average recorded investment	275	312
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	7	8
With an allowance recorded, Recorded Investment	9	25
With an allowance recorded, Unpaid Principal Balance	9	25
With an allowance recorded, Average recorded investment	13	26
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	124	115
Recorded Investment, Total	790	758
Unpaid Principal Balance, Total	784	753
Average recorded investment, Total	826	864
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		12
With no related allowance recorded, Unpaid Principal Balance		12
Related Allowance, Total	3	3
With no related allowance recorded, Average recorded investment		21
With an allowance recorded, Recorded Investment	63	60
With an allowance recorded, Unpaid Principal Balance	62	60
With an allowance recorded, Average recorded investment	67	63
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	33	35
With no related allowance recorded, Unpaid Principal Balance	33	35
Related Allowance, Total	103	98
With no related allowance recorded, Average recorded investment	35	39
With an allowance recorded, Recorded Investment	652	608
With an allowance recorded, Unpaid Principal Balance	652	608
With an allowance recorded, Average recorded investment	685	708
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	8	8
With an allowance recorded, Recorded Investment	23	25
With an allowance recorded, Unpaid Principal Balance	19	20
With an allowance recorded, Average recorded investment	21	20
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	10	6
With an allowance recorded, Recorded Investment	19	18
With an allowance recorded, Unpaid Principal Balance	18	18
With an allowance recorded, Average recorded investment	$ 18	$ 13